Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 10 – SUBSEQUENT EVENTS
The Company has evaluated subsequent events through May 15, 2025 when these consolidated financial statements were issued and determined that there were no significant unrecognized events through that date other than those noted below.
In connection with the shareholder meeting held on April 11, 2025, shareholders holding 708,098 public shares exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s Trust Account. As a result, approximately $8.6 million (approximately $12.17 per share) was removed from the Trust Account to pay such holders. Following redemptions, the Company had 43,739 public shares outstanding.
On April 11, 2025 and May 9, 2025, Scilex deposited an aggregated total of $1,750 drawn down from the Extension Scilex Convertible Promissory Note to the Trust Account to extend the time the Company has to consummate an initial business combination to June 11, 2025.

NOTE 10 – SUBSEQUENT EVENTS
The Company has evaluated subsequent events through April 1, 2025 when these consolidated financial statements were issued and determined that there were no significant unrecognized events through that date other than those noted below.
On January 6, 2025, February 11, 2025 and March 11, 2025, Scilex had deposited an aggregate of $45,191 drawn down from the Extension Scilex Convertible Promissory Note to the Trust Account to extend the time the Company has to consummate an initial business combination from January 11, 2025 to April 11, 2025.
On January 24, 2025, the Company and Sponsor agreed that, in addition to the Initial Principal Amount under the Convertible Promissory Note 1, the Company may request an additional aggregate amount of up to $591,800, which may be drawn down in one or more tranches at any time prior to the Maturity Date, raising the total limit up to $2,000,000.
On March 27, 2025, the Company filed a definitive proxy to hold an extraordinary general meeting of shareholders to consider and vote upon a proposal to amend, by way of special resolution, the amended and restated memorandum and articles of association of the Company to extend the date by which the Company must either (i) consummate a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination involving the Company and one or more businesses or entities or (ii) cease its operations, except for the purpose of winding up, if it fails to complete such initial business combination and redeem 100% of the Company’s Class A ordinary shares, included as part of the units sold in the Company’s IPO that was consummated on April 11, 2022 from April 11, 2025 to December 11, 2025, by electing to extend the date to consummate an initial business combination on a monthly basis for up to eight (8) times by an additional one month each time, unless the closing of the Company’s initial business combination has occurred, without the need for any further approval of the Company’s shareholders, provided that the Sponsor (or its affiliates or permitted designees or a third party) will deposit into the Trust Account for each such one-month
extension an extension fee, unless the closing of the Company’s initial business combination has occurred, in exchange for a non-interest
bearing promissory note payable upon consummation of an initial business combination.